INCOME TAXES (Details - Reconciliation of income tax expense) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net loss	$ (135,214)	$ (636,518)	$ 612,748
Expected federal income tax expense (benefit) at statutory rate	(28,395)	(133,669)	128,677
Expected state income tax expense (benefit) at statutory rate	(9,443)	(44,452)	54,167
Adjustment to prior years provision versus statutory tax returns	11,156	(302,056)	(158,826)
Permanent difference related to warrant revaluations	(52,256)	(7,795)
Change in valuation allowance	78,938	487,971	(24,018)
Income tax benefit	$ 0	$ 0	$ 0